FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-10401

                                Smead Value Fund

               (Exact name of registrant as specified in charter)


                 1420 - 5th Avenue, Suite 2625, Seattle, WA 98101

               (Address of principal executive offices) (Zip Code)


                             Brenda S. Larson
                 1420 - 5th Avenue, Suite 2625, Seattle, WA 98101

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 206-838-9850

                       Date of fiscal year-end: November 30

                     Date of reporting period: June 30, 2008





Item 1. Proxy Voting Record

Issuer Name:  Fairpoint Communications, Inc.
Ticker: FRP
Cusip:  305560104
Meeting Date:  06/18/2008
Matter Voted:  Directors, Ratify Ernst & Young, Long Term Incentive Plan,
               Annual Rep
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  EBAY, Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date:  06/19/2008
Matter Voted: Directors, Incentive Plan, Ratify Pricewaterhousecoopers Proposed By: Issuer
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  Citigroup, Inc.
Ticker: C
Cusip:  172967101
Meeting Date:02/25/2008
Matter Voted:  Directors, Ratify KPMG, Misc Proposals
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast: For Directors and Ratify KPMG, Against Misc Proposals For or Against Management: For Management


Issuer Name:  Home Depot
Ticker:  HD
Cusip:  437076102
Meeting Date:  05/22/2008
Matter Voted:  Directors, Incentive Plan,Stock Purchase Plan, Political
               Nonpartisanship, Shareholder Meetings,Employment Diversity Report, Ex Off Compensation,
               Pay for Superior Performance
Proposed By:  Directors
Vote Cast:  Yes
How Vote Was Cast:  Voted for All Issues except Nonpartisanship, Sharehold Mts,
                    Emplymt Diversity Report, Ex Off Compansation, Pay for Superior Performance
For or Against Management:  For Management


Issuer Name:  Citadel Broadcasting Corporation
Ticker:  CDL
Cusip:  17285T106
Meeting Date:  05/19/2008
Matter Voted:  Directors, Ratify Deloitte & Touche, Suelman & Orr
               Discretionary Authority
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Walt Disney Company
Ticker:  DIS
Cusip:  254687106
Meeting Date:03/06/2008
Matter Voted:  Directors, Ratify PricewaterhouseCoopers, Stock Incentive Plan,
               Exec Perf Plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  589331107
Meeting Date:  04/22/2008
Matter Voted:  Directors, Ratify Accting firm, Mgmt Compensation, Exec
               Compensation, Special Shareholder Mtgs, Independent
               Lead Director
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:



******************************* FORM N-Px REPORT *******************************

ICA File Number:  811-10401
Reporting Period: 07/01/2007 - 06/30/2008
Smead Value Fund



=============== DRYDEN GOVERNMENT INCOME FUND - SUB-ADVISER: PIM =============== ========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Smead Value Fund

By  Brenda S. Larson, Chief Compliance Officer

Date: August 19, 2008